8. Stock Options (Details 1) (CAD)	12 Months Ended			92 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Directors' fees			(27,670)	131,000
Modification of warrants - stock-based compensation (Note 9)	415,436	898,997	898,997	4,313,782
Total	415,436	898,997	871,327	4,444,782